UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 Aztlan Global Stock Selection DM SMID ETF Ticker: AZTD (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.aztlanetfs.com/aztd/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aztlan Global Stock Selection DM SMID ETF	$39	0.75%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$33,181
Number of Holdings	52
Total Advisory Fee Paid	$121,895
Portfolio Turnover Rate	118%

Sector Breakdown
(% of total net assets)

Financial Services
14.0%
Industrial Services
10.1%
Industrial Products
9.8%
Retail & Wholesale - Discretionary
9.8%
Tech Hardware & Semiconductors
8.5%
Health Care
8.1%
Materials
7.4%
Media
5.8%
Retail & Wholesale - Staples
4.1%
Consumer Discretionary Services
4.0%
Banking
3.9%
Software & Tech Services
3.8%
Consumer Staple Products
2.2%
Renewable Energy
2.2%
Utilities
2.1%
Consumer Discretionary Products
2.0%
Insurance
2.0%
Cash & Other
0.2%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of total net assets)
Lumentum Holdings Inc.	4.2
Sprott Inc.	2.9
OceanaGold Corporation	2.8
Orla Mining Ltd.	2.7
Enova International, Inc.	2.6
Shimizu Corporation	2.5
DEUTZ AG	2.5
Array Technologies, Inc.	2.4
Commercial Metals Company	2.4
flatexDEGIRO SE	2.4

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com/aztd/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 Aztlan North America Nearshoring Stock Selection ETF Ticker: NRSH (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.aztlanetfs.com/nrsh/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aztlan North America Nearshoring Stock Selection ETF	$41	0.75%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$21,206
Number of Holdings	31
Total Advisory Fee Paid	$70,179
Portfolio Turnover Rate	185%

Sector Breakdown
(% of total net assets)

Tech Hardware & Semiconductors
33.5%
Industrial Services
24.7%
Industrial Products
18.7%
Software & Tech Services
16.3%
Materials
3.5%
Real Estate
3.1%
Cash & Other
0.2%

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
Micron Technology, Inc.	5.4
Lam Research Corporation	4.5
Astronics Corporation	4.3
Mercury Systems, Inc.	4.0
C.H. Robinson Worldwide, Inc.	3.9
Primoris Services Corporation	3.7
BWX Technologies, Inc.	3.7
MYR Group Inc.	3.6
Sterling Infrastructure, Inc.	3.5
Centrus Energy Corp.	3.5

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com/nrsh/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026 (Unaudited)

Tidal Trust I

●	Aztlan Global Stock Selection DM SMID ETF	| AZTD	| NYSE Arca, Inc.
●	Aztlan North America Nearshoring Stock Selection ETF	| NRSH	| NYSE Arca, Inc.

Aztlan ETFs

Aztlan Global Stock Selection DM SMID ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 3.9%
Bancorp, Inc.(a)	10,025	$595,886
Rakuten Bank Ltd.(a)	14,922	712,340
		1,308,226

Consumer Discretionary Products - 2.0%
Toyo Tire Corp.	23,934	644,974

Consumer Discretionary Services - 4.0%
Food & Life Cos. Ltd.	12,000	658,965
Lottomatica Group SpA	27,652	681,612
		1,340,577

Consumer Staple Products - 2.2%
Greencore Group PLC	187,399	744,473

Financial Services - 14.0%
Enova International, Inc.(a)	4,276	706,267
Euronet Worldwide, Inc.(a)	9,080	657,937
Federated Hermes, Inc. - Class B	12,605	671,594
FlatexDEGIRO AG	14,565	713,193
PJT Partners, Inc. - Class A	3,709	641,768
Remitly Global, Inc.(a)	47,536	628,426
Sprott, Inc.	5,116	630,777
		4,649,962

Health Care - 8.1%
DaVita, Inc.(a)	6,232	681,407
Exelixis, Inc.(a)	15,222	629,582
Halozyme Therapeutics, Inc.(a)	9,674	693,722
Medpace Holdings, Inc.(a)	1,145	666,940
		2,671,651

Industrial Products - 9.8%
Anritsu Corp.	45,121	626,680
Deutz AG	51,759	666,861
Generac Holdings, Inc.(a)	3,893	654,180
REV Group, Inc.	10,047	642,003
Valmet Oyj(b)	19,495	670,954
		3,260,678

Industrial Services - 10.1%
Argan, Inc.	1,852	642,848
Frontdoor, Inc.(a)	11,615	686,563
Mitie Group PLC	293,761	675,618

The accompanying notes are an integral part of these financial statements.

Shimizu Corp.	38,002	$674,630
Sterling Infrastructure, Inc.(a)	1,916	685,756
		3,365,415

Insurance - 2.0%
Palomar Holdings, Inc.(a)	5,391	666,274

Materials - 7.4%
Centrus Energy Corp. - Class A(a)	2,276	633,365
Commercial Metals Co.	8,690	668,001
OceanaGold Corp.	18,288	595,847
Orla Mining Ltd.	36,626	555,550
		2,452,763

Media - 5.8%
CarGurus, Inc. - Class A(a)	19,823	642,265
CyberAgent, Inc.	72,303	656,426
Maplebear, Inc.(a)	16,891	627,670
		1,926,361

Renewable Energy - 2.2%
Array Technologies, Inc.(a)(b)	63,970	724,460

Retail & Wholesale - Discretionary - 9.8%
Boyd Group Services, Inc.	4,180	688,883
Happinet Corp.	36,420	652,566
JB Hi-Fi Ltd.	11,493	653,373
Nojima Corp.	86,006	601,585
Pet Valu Holdings Ltd.	31,869	642,487
		3,238,894

Retail & Wholesale - Staples - 4.1%
HelloFresh SE(a)	103,050	681,377
Sprouts Farmers Market, Inc.(a)	9,428	668,540
		1,349,917

Software & Tech Services - 3.8%
DocuSign, Inc.(a)	11,722	615,874
Kyndryl Holdings, Inc.(a)	27,835	640,205
		1,256,079

Tech Hardware & Semiconductors - 8.5%
ADTRAN Holdings, Inc.(a)	70,533	650,314
Allegro MicroSystems, Inc.(a)	20,419	753,666
Lumentum Holdings, Inc.(a)	1,986	778,194
VusionGroup	4,145	646,470
		2,828,644

The accompanying notes are an integral part of these financial statements.

Utilities - 2.1%
Italgas SpA	58,081	$698,564

TOTAL COMMON STOCKS (Cost $31,375,067)		33,127,912

SHORT-TERM INVESTMENTS - 2.8%
Investments Purchased with Proceeds from Securities Lending - 2.7%
	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(a)(c)	892,964	892,964

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(c)	35,559	35,558

TOTAL SHORT-TERM INVESTMENTS (Cost $928,522)		928,522

TOTAL INVESTMENTS - 102.6% (Cost $32,303,589)		34,056,434
Liabilities in Excess of Other Assets - (2.6)%		(875,398)
TOTAL NET ASSETS - 100.0%		$33,181,036

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The total market value of these securities was $842,994 which represented 2.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Aztlan North America Nearshoring Stock Selection ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Industrial Products - 18.7%
Astronics Corp.(a)	12,183	$922,862
ATI, Inc.(a)	6,082	731,665
BWX Technologies, Inc.	3,786	777,758
Mercury Systems, Inc.(a)	8,930	838,348
Rockwell Automation, Inc.	1,636	689,820
		3,960,453

Industrial Services - 24.7%
Argan, Inc.	2,072	719,212
C.H. Robinson Worldwide, Inc.	4,219	822,494
Dycom Industries, Inc.(a)	1,917	698,536
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	48,891	719,202
MYR Group, Inc.(a)	3,035	758,871
Primoris Services Corp.	5,248	778,016
Sterling Infrastructure, Inc.(a)	2,103	752,685
		5,249,016

Materials - 3.5%
Centrus Energy Corp. - Class A(a)	2,662	740,782

Real Estate - 3.1%
American Tower Corp. - REIT	3,668	657,599

Software & Tech Services - 16.3%
Calix, Inc.(a)	12,337	551,094
CrowdStrike Holdings, Inc. - Class A(a)	1,313	579,565
Leidos Holdings, Inc.	3,493	657,662
Palantir Technologies, Inc. - Class A(a)	3,610	529,190
Qualys, Inc.(a)	4,345	573,105
Tenable Holdings, Inc.(a)	25,219	556,331
		3,446,947

Tech Hardware & Semiconductors - 33.5%(b)
Broadcom, Inc.	1,852	613,568
Celestica, Inc.(a)	2,165	611,745
Cisco Systems, Inc.	8,468	663,214
Lam Research Corp.	4,129	963,956
Micron Technology, Inc.	2,748	1,140,090
NetApp, Inc.	5,730	552,085
NetScout Systems, Inc.(a)	24,135	671,194
NVIDIA Corp.	3,787	723,809
Qorvo, Inc.(a)	7,525	587,778

The accompanying notes are an integral part of these financial statements.

Sanmina Corp.(a)	4,126	$584,572
		7,112,011

TOTAL COMMON STOCKS (Cost $19,644,744)		21,166,808

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(c)	45,951	45,951

TOTAL SHORT-TERM INVESTMENTS (Cost $45,951)		45,951

TOTAL INVESTMENTS - 100.0% (Cost $19,690,695)		21,212,759
Liabilities in Excess of Other Assets - 0.0%(d)		(6,850)
TOTAL NET ASSETS - 100.0%		$21,205,909

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2026 (Unaudited)

	Aztlan Global Stock	Aztlan North America
	Selection DM SMID	Nearshoring Stock
	ETF	Selection ETF
ASSETS:
Investments, at value (cost $32,303,589 and $19,690,695)
(Note 2)	$34,056,434	$21,212,759
Receivable for investments sold	9,348,305	–
Dividends receivable	29,012	6,236
Dividend tax reclaim receivable	13,474	174
Security lending income receivable (Note 7)	136	–
Interest receivable	80	128
Total assets	43,447,441	21,219,297

LIABILITIES:
Payable for investments purchased	9,352,413	–
Payable upon return of securities loaned (value included in
investments $842,994 and –)	892,964	–
Payable to adviser (Note 4)	21,028	13,388
Total liabilities	10,266,405	13,388
NET ASSETS	$33,181,036	$21,205,909

NET ASSETS CONSISTS OF:
Paid-in capital	$28,029,109	$18,869,174
Total distributable earnings/(accumulated losses)	5,151,927	2,336,735
Total Net Assets	$33,181,036	$21,205,909

Net assets	$33,181,036	$21,205,909
Shares issued and outstanding(a)	1,125,000	850,000
Net asset value per share	$29.49	$24.95

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2026 (Unaudited)

	Aztlan Global Stock	Aztlan North America
	Selection DM SMID	Nearshoring Stock
	ETF	Selection ETF

INVESTMENT INCOME:
Dividend income	$285,545	$65,134
Less: Dividend withholding taxes	(29,166)	(1,536)
Interest income	930	613
Securities lending income (Note 7)	343	–
Total investment income	257,652	64,211

EXPENSES:
Investment advisory fee (Note 4)	121,895	70,179
Tax expense	–	332
Total expenses	121,895	70,511
NET INVESTMENT INCOME (LOSS)	135,757	(6,300)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,357,587)	(555,582)
In-kind redemptions	5,729,746	2,278,988
Foreign currency transactions	592	(2,688)
Net realized gain (loss)	4,372,751	1,720,718
Net change in unrealized appreciation (depreciation) on:
Investments	(1,887,317)	1,421,821
Foreign currency translations	(14,119)	–
Net change in unrealized appreciation (depreciation)	(1,901,436)	1,421,821
Net realized and unrealized gain (loss)	2,471,315	3,142,539
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,607,072	$3,136,239

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Aztlan Global Stock Selection		Aztlan North America
	DM SMID ETF		Nearshoring Stock Selection ETF
	Period Ended		Period Ended
	January 31,		January 31,
	2026	Year Ended	2026	Year Ended
	(Unaudited)	July 31, 2025	(Unaudited)	July 31, 2025
OPERATIONS:
Net investment income (loss)	$135,757	$402,978	$(6,300)	$154,756
Net realized gain (loss)	4,372,751	2,458,259	1,720,718	9,527
Net change in unrealized appreciation (depreciation)	(1,901,436)	3,707,388	1,421,821	(639,767)
Net increase (decrease) in net assets resulting from operations	2,607,072	6,568,625	3,136,239	(475,484)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(336,229)	(490,870)	(81,498)	(87,704)
Total distributions to shareholders	(336,229)	(490,870)	(81,498)	(87,704)

CAPITAL TRANSACTIONS:
Subscriptions	18,179,005	7,326,757	20,950,705	8,512,258
Redemptions	(18,189,925)	(8,024,598)	(12,858,525)	(8,418,810)
ETF transaction fees (Note 9)	–	–	–	83
Net increase (decrease) in net assets from capital transactions	(10,920)	(697,841)	8,092,180	93,531

NET INCREASE (DECREASE) IN NET ASSETS	2,259,923	5,379,914	11,146,921	(469,657)

NET ASSETS:
Beginning of the period	30,921,113	25,541,199	10,058,988	10,528,645
End of the period	$33,181,036	$30,921,113	$21,205,909	$10,058,988

SHARES TRANSACTIONS
Subscriptions	650,000	275,000	925,000	400,000
Redemptions	(650,000)	(300,000)	(550,000)	(400,000)
Total increase (decrease) in shares outstanding	–	(25,000)	375,000	–

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Aztlan Global Stock Selection DM SMID ETF
	Period Ended
	January 31, 2026	Year Ended July	Year Ended July	Period Ended July
	(Unaudited)	31, 2025	31, 2024	31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.49	$22.21	$22.14	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.12	0.35	0.41	0.29
Net realized and unrealized gain (loss)(c)	2.18	5.36	(0.31)	1.85
Total from investment operations	2.30	5.71	0.10	2.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.43)	(0.03)	–
Total distributions	(0.30)	(0.43)	(0.03)	–

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	–	–	0.00(d)
Net asset value, end of period	$29.49	$27.49	$22.21	$22.14
TOTAL RETURN(e)	8.42%	26.03%	0.44%	10.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,181	$30,921	$25,541	$45,931
Ratio of expenses to average net assets(f)	0.75%	0.75%	0.75%	0.75%
Ratio of tax expense to average net assets(f)	–%	–%	–%	0.00%(g)
Ratio of net investment income to average net assets(f)	0.84%	1.45%	1.97%	1.49%
Portfolio turnover rate(e)(h)	118%(e)	316%	931%	986%

(a)	Inception date of the Fund was August 17, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Aztlan North America Nearshoring Stock Selection ETF
	Period Ended January	Year Ended July 31,	Period Ended July 31,
	31, 2026 (Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.18	$22.17	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.32	0.14
Net realized and unrealized gain (loss)(c)	3.88	(1.13)	2.07
Total from investment operations	3.87	(0.81)	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.18)	(0.04)
Total distributions	(0.10)	(0.18)	(0.04)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	0.00(d)	–
Net asset value, end of period	$24.95	$21.18	$22.17
TOTAL RETURN(e)	18.28%	(3.61)%	11.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,206	$10,059	$10,529
Ratio of expenses to average net assets(f)	0.75%	0.76%	0.75%
Ratio of tax expense to average net assets(f)	0.00%(g)	0.01%	–%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.75%	0.75%	–%
Ratio of net investment income to average net assets(f)	(0.07)%	1.54%	1.02%
Portfolio turnover rate(e)(h)	185%	184%	85%

(a)	Inception date of the Fund was November 29, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Aztlan Global Stock Selection DM SMID ETF (the “Global Fund”) and the Aztlan North America Nearshoring Stock Selection ETF (the “Nearshoring Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (the “Trust”) . The Global Fund is a diversified series and the Nearshoring Fund is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Global Fund commenced operations on August 17, 2022, and the Nearshoring Fund commenced operations on November 29, 2023.

The investment objective of the Global Fund is to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index. The investment objective of the Nearshoring Fund is to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index. Effective August 17, 2025, the index methodology for the NRSH ETF was revised.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review

Notes to Financial Statements

January 31, 2026 (Unaudited)

of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of January 31, 2026:

Global Fund
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$33,127,912	$–	$–	$33,127,912
Investments Purchased with Proceeds from
Securities Lending(a)	–	–	–	892,964
Money Market Funds	35,558	–	–	35,558
Total Investments	$33,163,470	$–	$–	$34,056,434

Notes to Financial Statements

January 31, 2026 (Unaudited)

Nearshoring Fund
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,166,808	$–	$–	$21,166,808
Money Market Funds	45,951	–	–	45,951
Total Investments	$21,212,759	$–	$–	$21,212,759

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $892,964 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one- year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of

Notes to Financial Statements

January 31, 2026 (Unaudited)

the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Concentration & Limited Holdings Risks (Nearshoring Fund Only) . The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

●	Risks of Investing in Industrial Companies. Industrials companies are engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Industrials companies may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

●	Risks of Investing in Semi-Conductor Companies: The risks of investments in semi-conductor companies include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semi-conductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semi-conductor industry may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.

●	Risks of Investing in Infrastructure Companies: Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

●	Risks of Investing in Cybersecurity Companies: Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these

Notes to Financial Statements

January 31, 2026 (Unaudited)

companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.

●	Risks of Investing in Transportation Logistics Companies. Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

Equity Market Risk. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risk.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, a Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio

Notes to Financial Statements

January 31, 2026 (Unaudited)

holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●	Investing in Canada Risks (Nearshoring Fund Only). Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduces geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

●	Investing in Japan Risks (Global Fund Only). The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

●	Investing in Mexico Risks (Nearshoring Fund Only). Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Geographic Concentration Risk (Nearshoring Fund Only). Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.

Notes to Financial Statements

January 31, 2026 (Unaudited)

High Portfolio Turnover Risk. The Index has historically had a high portfolio turnover rate. As a result, the Funds are likewise expected to frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Limited Holdings Risk. Although the Fund does not intend to concentrate in any particular industry, it will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

Market Capitalization Risk.

●	Large-Capitalization Investing (Nearshoring Fund Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large- capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk (Nearshoring Fund Only). The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Newer Fund Risk (Nearshoring Fund Only). The Fund is newer with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. While total operating expenses of the Fund will be limited by the Fund’s unitary management fee, there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

Non-Diversification Risk (Nearshoring Fund Only). Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser, seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Global Fund	0.75%
Nearshoring Fund	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended January 31, 2026 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Aztlan Equity Management, LLC (“Aztlan”) under which Aztlan assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of

Notes to Financial Statements

January 31, 2026 (Unaudited)

the Funds, except Excluded Expenses, the “Unitary Expenses”). Although Aztlan has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. Aztlan will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, Aztlan is entitled to a fee, to be paid by the Adviser, based on the total Investment Advisory Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses. Aztlan does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to August 1, 2025, Fund Services also served as the Funds' sub-administrator. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Global Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Global Fund	$ 37,347,585	$ 37,598,023
Nearshoring Fund	34,006,468	34,167,332

For the period ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Global Fund	$ 18,063,501	$ 18,057,130
Nearshoring Fund	20,837,805	12,686,835

NOTE 7 - SECURITIES LENDING

The Global Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Global Fund. The Global Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Global Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Global Fund. The Global Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of January 31, 2026, market value of the securities on loan and payable on collateral received for securities lending for the Global Fund were as follows:

	Market Value of Securities	Payable on Collateral	Percentage of Net Assets of
Fund	on Loan	Received	Securities on Loan
Global Fund	$842,994	$892,964	2.5%

During the period ended January 31, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $ 1.00. Although risk is mitigated by the collateral, the Global Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed

Notes to Financial Statements

January 31, 2026 (Unaudited)

securities. In addition, the Global Fund bears the risk of loss associated with the investment of cash collateral received.

The cash collateral invested in the First American Government Obligations Fund is listed in the Global Fund’s Schedule of Investments. Securities lending income is disclosed in the Global Fund’s Statement of Operations.

The Global Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended January 31, 2026 and the prior fiscal year ended July 31, 2025 were as follows:

Distributions paid from:	January 31, 2026	July 31, 2025
Global Fund
Ordinary Income	$336,229	$490,870
Nearshoring Fund
Ordinary Income	81,498	87,704

As of the most recent fiscal year ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Global Fund	Nearshoring Fund
Cost of investments(a)	$27,995,785	$10,230,567
Gross tax unrealized appreciation	4,565,381	421,065
Gross tax unrealized depreciation	(1,043,687)	(591,492)
Net tax unrealized appreciation (depreciation)	3,521,694	(170,427)
Undistributed ordinary income (loss)	198,129	81,498
Undistributed long-term capital gain (loss)	–	–
Total distributable earnings	198,129	81,498
Other accumulated gain (loss)	(838,739)	(629,077)
Total distributable earnings/(accumulated losses)	$2,881,084	$(718,006)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of July 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Fund	Short-Term	Long-Term
Global Fund	$838,739	$–
Nearshoring Fund	441,131	187,946

As of July 31, 2025, the Global Fund utilized $861,210 of capital loss carryovers.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023- 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and

Notes to Financial Statements

January 31, 2026 (Unaudited)

decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which is not expected to have a material impact on the Funds' financial statements or disclosures.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 7, 2026

* Print the name and title of each signing officer under his or her signature.